Principal Accounting Policies - Schedule of Amounts of Corrections in Consolidated Financial Statements (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Revenues				¥ 371,878	¥ 235,289
Less: Business tax and surcharges		¥ (9,696)	$ (1,490)	(8,055)	(3,092)
Net revenues		469,533	72,166	363,823	232,197
Cost of revenues	[1]	(94,640)	(14,546)	(55,707)	(33,392)
Gross profit		374,893	57,620	308,116	198,805
Total operating expenses	[1]	(594,077)	(91,308)	(388,276)	(246,737)
Loss from operations		(219,184)	(33,688)	(80,160)	(47,932)
Foreign exchange gain or loss		(8,552)	(1,314)	(1,600)	1,339
Other expenses				(2,066)
Income tax expense		(4,275)	(657)	(14,801)	(15,371)
Net loss		(239,124)	(36,753)	(98,627)	(61,773)
Net loss attributable to Gridsum's ordinary shareholders		¥ (238,996)	$ (36,733)	¥ (128,289)	¥ (98,106)
Net loss per share attributable to Gridsum's ordinary shareholders, basic and diluted | (per share)		¥ (7.90)	$ (1.21)	¥ (8.52)	¥ (9.81)
Cash and cash equivalents		¥ 166,690		¥ 520,452	¥ 198,523	$ 25,620	$ 79,992	¥ 61,830
Restricted cash		245,320		4,002		37,705
Accounts receivable		599,280		355,880	273,536	92,108
Prepayments and other current assets		306,092		189,740	105,387	47,045
Total current assets		1,323,382		1,139,504	577,446	203,400
Fixed assets, net		50,873		52,618	35,840	7,819
Intangible assets		9,426		5,313	402	1,449
Deferred tax assets		18,392		7,118		2,827
Other non-current assets		487		3,947	4,558	75
Total non-current assets		79,715		68,996	40,800	12,253
Total assets		1,403,097		1,208,500	618,246	215,653
Short-term loans		266,019		65,000	0	40,886
Accounts payable		208,152		49,564	99,559	31,994
Salary and welfare payables		60,696		42,820	33,539	9,329
Taxes payable		103,331		66,851	26,112	15,882
Deferred revenue		13,391		21,057	18,368	2,058
Advance from customers		116,847		109,381	112,782	17,959
Accrued expenses and other current liabilities		90,721		76,578	67,292	13,944
Total current liabilities		859,157		431,251	357,652	132,052
Total liabilities		859,406		431,251	357,652	132,090
Statutory Reserve		6,730		6,662	0	1,034
Accumulated other comprehensive loss		(30,539)		(10,087)	(19,010)	(4,694)
Accumulated deficit		(549,911)		(310,847)	(196,866)	(84,520)
Total Gridsum's shareholders' equity		533,688		776,918	(215,808)	82,026
Total equity		¥ 543,691		777,249	(215,424)	$ 83,563		¥ (123,820)
As Previously Reported
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Revenues				409,371	237,624
Less: Business tax and surcharges				(9,112)	(2,785)
Net revenues				400,259	234,839
Cost of revenues				(53,487)	(35,237)
Gross profit				346,772
Total operating expenses				(383,522)	(245,274)
Loss from operations				(36,750)	(45,672)
Foreign exchange gain or loss				(829)
Other expenses				(1,780)
Income tax expense				(28,387)
Net loss				(67,746)	(48,835)
Net loss attributable to Gridsum's ordinary shareholders				¥ (97,396)	¥ (85,168)
Net loss per share attributable to Gridsum's ordinary shareholders, basic and diluted | ¥ / shares				¥ (6.47)	¥ (8.52)
Cash and cash equivalents				¥ 524,454
Accounts receivable				412,301	¥ 279,537
Prepayments and other current assets				160,087	107,046
Total current assets				1,166,272	585,106
Fixed assets, net				56,107
Other non-current assets				3,947
Total non-current assets				60,054
Total assets				1,226,326	625,907
Short-term loans				65,093
Accounts payable				12,150	103,289
Salary and welfare payables				54,779
Taxes payable				66,589	16,484
Deferred revenue				50,110	31,308
Advance from customers				106,570	104,605
Accrued expenses and other current liabilities				58,473	70,908
Total current liabilities				413,764	360,133
Total liabilities				413,764	360,133
Accumulated other comprehensive loss				(10,879)	(19,052)
Accumulated deficit				(268,081)	(191,644)
Total Gridsum's shareholders' equity				812,231	(210,628)
Total equity				812,562	(210,244)
Restatement Adjustment
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Revenues				(37,493)	(2,335)
Less: Business tax and surcharges				1,057	(307)
Net revenues				(36,436)	(2,642)
Cost of revenues				(2,220)	1,845
Gross profit				(38,656)
Total operating expenses				(4,754)	(1,463)
Loss from operations				(43,410)	(2,260)
Foreign exchange gain or loss				(771)
Other expenses				(286)
Income tax expense				13,586
Net loss				(30,881)	(12,938)
Net loss attributable to Gridsum's ordinary shareholders				¥ (30,893)	¥ (12,938)
Net loss per share attributable to Gridsum's ordinary shareholders, basic and diluted | ¥ / shares				¥ (2.05)	¥ (1.29)
Cash and cash equivalents				¥ (4,002)
Restricted cash				4,002
Accounts receivable				(56,421)	¥ (6,001)
Prepayments and other current assets				29,653	(1,659)
Total current assets				(26,768)	(7,660)
Fixed assets, net				(3,489)
Intangible assets				5,313
Deferred tax assets				7,118
Total non-current assets				8,942
Total assets				(17,826)	(7,661)
Short-term loans				(93)
Accounts payable				37,414	(3,730)
Salary and welfare payables				(11,959)
Taxes payable				262	9,628
Deferred revenue				(29,053)	(12,940)
Advance from customers				2,811	8,177
Accrued expenses and other current liabilities				18,105	(3,616)
Total current liabilities				17,487	(2,481)
Total liabilities				17,487	(2,481)
Statutory Reserve				6,662
Accumulated other comprehensive loss				792	42
Accumulated deficit				(42,766)	(5,222)
Total Gridsum's shareholders' equity				(35,313)	(5,180)
Total equity				¥ (35,313)	¥ (5,180)

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: Cost of revenues 335 319 501 77 Sales and marketing expenses 1,651 2,252 4,739 728 Research and development expenses 3,347 3,955 8,641 1,328 General and administrative expenses 3,473 4,103 9,042 1,390